Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Primary Shares

SUPPLEMENT TO SUMMARY PROSPECTUS DATED APRIL 30, 2011

Under the heading entitled “Fund Summary Information,” please delete all references to Carol R. Miller under the “Fund Management” sub-section and replace it with the following:

“James E. Grefenstette, Senior Portfolio Manager, has been the Fund’s portfolio manager since April 2011.”

April 29, 2011

Federated Capital Appreciation Fund II

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

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